THE STATUTORY RESERVES (Details Narrative)	9 Months Ended
Sep. 30, 2022
Statutory Reserves
Minimum annual after tax profit	10.00%
Surplus reserve percentage	50.00%
Minimum reserve surplus percentage	10.00%
After tax profit percentage	50.00%
After tax income percentage	10.00%
Percentage of total sales	15.00%